Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment [Abstract]
Office equipment, fixtures and furniture	$ 48,471	$ 48,475
Computer	24,000	24,000
Motor vehicle	170	170
Less: Accumulated depreciation	(28,795)	(17,894)
Less: Impairment	(26,703)	(26,703)
Total	$ 17,143	$ 28,048